Northern Lights Fund Trust

   SouthernSun U.S. Equity Fund

Incorporated herein by reference is the definitive version of the supplement for SouthernSun U.S. Equity Fund, filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on April 9, 2012 (SEC Accession No. 0000910472-12-001046).